Other Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Unrealized loss recognized in other loss	$ (2.0)	$ (15.5)
Loss on capital dispositions	(199.2)	(129.1)
Lease modification	12.2	0.0
Settlement proceeds	22.9	0.0
Other	6.2	1.1
Other income (loss)	$ (159.9)	$ (143.5)